INCOME TAXES - Deferred tax (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Organizational costs/Startup expenses		$ 1,316,585	$ 272,783
Total deferred tax asset	$ 1,589,736	1,316,585	272,783
Valuation allowance		$ (1,316,585)	$ (272,783)